Segment assets and liabilities - Summary of Segment Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Segment assets	$ 66,501	$ 61,264
Segment liabilities	26,658	25,111
Australia
Disclosure of operating segments [line items]
Segment assets	30,541	29,678
Segment liabilities	7,252	6,953
International
Disclosure of operating segments [line items]
Segment assets	24,773	22,170
Segment liabilities	2,531	2,688
International | Increase (decrease) due to changes in accounting policy and corrections of prior period errors
Disclosure of operating segments [line items]
Segment assets		2,614
Segment liabilities		72
Marketing
Disclosure of operating segments [line items]
Segment assets	965	754
Segment liabilities	1,054	1,115
Corporate
Disclosure of operating segments [line items]
Segment assets	10,222	8,662
Segment liabilities	$ 15,821	14,355
Corporate | Increase (decrease) due to changes in accounting policy and corrections of prior period errors
Disclosure of operating segments [line items]
Segment assets		(2,614)
Segment liabilities		$ (72)